MARKETABLE SECURITIES - Schedule of Reconciliation of Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Balance – beginning of year	$ 6,142	$ 92,666
Additions	5,024	900
Dispositions	(3,023)	(48,191)
Reclassification of investment in Versamet	80,142	0
Received as partial consideration on disposal of assets	29,526	0
Change in fair value	44,872	(39,233)
Balance – end of year	$ 162,683	$ 6,142